Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trade accounts receivable from VIE	524	612
Short-term borrowings related to VIE	104	96
Common Class A [Member]
Common Stock, Shares, Outstanding	2,062,768	2,062,768
Common Class B [Member]
Common Stock, Shares, Outstanding	39,192,594	39,192,594